Per Share Amounts (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Weighted average shares – basic (in shares)	529,339,710	545,674,158
Dilutive impact of restricted shares (in shares)	0	0
Weighted average shares – diluted (in shares)	529,339,710	545,674,158
Antidilutive securities excluded from computation of EPS (in shares)	2,413,733	310,288